-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570

                                                       Expires: April 30, 2008

                                                       Estimated average burden
                                                       hours per response: 19.4
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-09000
                                   ---------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3100 Tower Boulevard, Suite 700      Durham, North Carolina        27707
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                               Larry D. Coats, Jr.

            Oak Value Capital Management, Inc. 3100 Tower Boulevard,
                           Suite 700 Durham, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                     ---------------------------

Date of fiscal year end:        June 30, 2008
                          ------------------------------------------------------

Date of reporting period:       December 31, 2007
                          ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2007

                                   (UNAUDITED)


                                     [LOGO]
                                 ==============
                                 OAK VALUE FUND
                                 --------------


                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                          February 1, 2008
================================================================================

Dear Fellow Oak Value Fund Shareholders,

In his classic analysis of the history of risk titled Against the Gods, author Peter Bernstein writes "OVEREMPHASIZING THE PRESENT CAN DISTORT REALITY AND LEAD
TO UNWISE DECISIONS...."  Taking care not to overemphasize the present,  whether the bulls are running or the bears are growling, is easier said than done, and it seems especially difficult when fear is trumping greed. Turmoil in the credit markets, rising commodity prices, and a slowing economy are real issues that have ushered in a rapid re-pricing of risk. This re-pricing occurred first in the credit markets and is quite obviously happening now in the equity markets. After years when there was virtually no risk perceived in even the most illiquid of asset classes, markets appear to be entering a phase in which the price of risk is likely to be overstated, in our view. For long-term investors, this temporary overshooting of the mean is good news. One of our primary tasks has always been to price risk, and a market in which risks appear abundant is precisely the environment that presents the most attractive opportunities for participants who can accurately parse the real risks from the perceived. We have spent years searching for good, well-managed businesses at attractive prices, and it is in times like these when we are more likely to find them.

The Oak Value Fund (the "Fund") lagged a declining broader market during the first half of the fiscal year, though it generally outperformed relevant value-style benchmarks and many of our respected like-minded "value" brethren. In our opinion, this period of unrest and dislocation has provided us with an expanded near term opportunity set. We will continue to act decisively to take advantage of the most attractive of such opportunities as "competition for capital" remains critical to our decision-making on behalf of the Fund. In our opinion, these will be the seeds for a potentially fruitful harvest.

We have included the Fund's financial statements for the six month period ended December 31, 2007 as well as other financial and portfolio data in the pages that follow. As required by law, the Fund made capital gains and ordinary income distributions during the period as well. Consistent with the practice we established in prior years, the portfolio commentary contained in this semi-annual report is limited to a few basic observations. A detailed summary of the Fund's investment activities is provided in the Investment Adviser's Review posted on the Fund's website - www.oakvaluefund.com. We encourage you to review this and other information posted to the site on a regular basis. We thank you for your continued interest and partnership and welcome your questions and comments.

Oak Value Fund Co-Managers,

/s/ David R. Carr, Jr.                     /s/ Larry D. Coats, Jr.

David R. Carr, Jr.                         Larry D. Coats, Jr.

---------------------------------------------------------------------------------------------------------------
                                  TOP TEN HOLDINGS AS OF DECEMBER 31, 2007(1)
---------------------------------------------------------------------------------------------------------------
           COMPANY                               PRIMARY BUSINESS                           S&P SECTOR
---------------------------------------------------------------------------------------------------------------
3M Co.                               Manufacturing & Marketing
                                     Technology Products/Services                       Industrials
---------------------------------------------------------------------------------------------------------------
American Express Co.                 Charge Card, Travel, Network, & Global Payments    Financials
---------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc. - Class A   Insurance, Reinsurance & Capital Allocation        Financials
---------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC - ADR          Confectioneries and Non-Alcoholic Beverages        Consumer Staples
---------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours and Co.      Chemicals                                          Materials
---------------------------------------------------------------------------------------------------------------
E.W. Scripps Co. (The) - Class A     Entertainment & Information/Media                  Consumer Discretionary
---------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                      Medical Device Manufacturer                        Healthcare
---------------------------------------------------------------------------------------------------------------
Microsoft Corp.                      Computer Software Developer and Manufacturer       Information Technology
---------------------------------------------------------------------------------------------------------------
Oracle Corp.                         Database, Middleware, & Application Software       Information Technology
---------------------------------------------------------------------------------------------------------------
United Technologies Corp.            Diversified Manufacturing and Service              Industrials
---------------------------------------------------------------------------------------------------------------
(1)   Top Ten Holdings are  presented to  illustrate  examples of the  securities in which the Fund may invest.
      Because  they are  presented  as of the dates  indicated  and change  from time to time,  they may not be representative of the Fund's current or future investments.  Top Ten Holdings do not include money market instruments.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                JULY 1, 2007 - DECEMBER 31, 2007 POSITIONS ADDED
---------------------------------------------------------------------------------------------------------------
       COMPANY PURCHASED                         PRIMARY BUSINESS                       SECTOR CLASSIFICATION
---------------------------------------------------------------------------------------------------------------
Ambac Financial Group, Inc.               Financial Services & Guarantee Products       Financials
---------------------------------------------------------------------------------------------------------------
Coach, Inc.                               Upscale Textile Accessories and Apparel       Consumer Discretionary
---------------------------------------------------------------------------------------------------------------
Harley Davidson, Inc.                     Heavyweight High-end Motorcycles              Consumer Discretionary
---------------------------------------------------------------------------------------------------------------
Moody's Corp.                             Credit Ratings and Credit Services            Financials
---------------------------------------------------------------------------------------------------------------
Office Depot, Inc.                        Office Supply Retail                          Consumer Discretionary
---------------------------------------------------------------------------------------------------------------
Tiffany & Co.                             Fine Jewelry                                  Consumer Discretionary
---------------------------------------------------------------------------------------------------------------
                             JULY 1, 2007 - DECEMBER 31, 2007 POSITIONS ELIMINATED
---------------------------------------------------------------------------------------------------------------
         COMPANY SOLD                            PRIMARY BUSINESS                       SECTOR CLASSIFICATION
---------------------------------------------------------------------------------------------------------------
Apollo Group, Inc. - Class A              Education and Training Services               Consumer Discretionary
---------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.
  - Class A                               Alcoholic Beverage Production & Marketing     Consumer Staples
---------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                          Healthcare Information Services               Healthcare
---------------------------------------------------------------------------------------------------------------
Office Depot, Inc.                        Office Supply Retail                          Consumer Discretionary
---------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                            Geriatric Pharmaceutical Services             Healthcare
---------------------------------------------------------------------------------------------------------------
Praxair, Inc.                             Industrial Use Atmospheric and Process Gases  Materials
---------------------------------------------------------------------------------------------------------------

Important Information:

The Oak Value Fund is distributed by Ultimus Fund Distributors, LLC. The information presented above is not to be construed as an offer or solicitation to purchase the Oak Value Fund (the "Fund"), which is offered only by prospectus. An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the Oak Value Fund's prospectus please visit our website at www.oakvaluefund.com or call 1-800-622-2474 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

OAK VALUE FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                  IN THE OAK VALUE FUND AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]

              OAK VALUE FUND                   S&P 500 INDEX
              ---------------               --------------------
             DATE          VALUE             DATE          VALUE
             ----          -----             ----          -----
           12/31/97      $ 10,000           12/31/97     $ 10,000
           06/30/98        11,749           06/30/98       11,771
           12/31/98        11,893           12/31/98       12,858
           06/30/99        12,548           06/30/99       14,450
           12/31/99        11,521           12/31/99       15,563
           06/30/00        11,556           06/30/00       15,497
           12/31/00        13,614           12/31/00       14,146
           06/30/01        14,251           06/30/01       13,199
           12/31/01        13,550           12/31/01       12,465
           06/30/02        11,855           06/30/02       10,825
           12/31/02        10,252           12/31/02        9,710
           06/30/03        12,169           06/30/03       10,852
           12/31/03        13,544           12/31/03       12,495
           06/30/04        13,806           06/30/04       12,926
           12/31/04        14,624           12/31/04       13,855
           06/30/05        14,662           06/30/05       13,743
           12/31/05        14,424           12/31/05       14,536
           06/30/06        14,418           06/30/06       14,929
           12/31/06        16,469           12/31/06       16,832
           06/30/07        18,028           06/30/07       18,003
           12/31/07        17,272           12/31/07       17,756


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           ----------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL RETURNS(A)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SINCE
                    CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR   INCEPTION*
                      1998     1999     2000     2001     2002     2003     2004     2005     2006     2007   (AS OF 12/31/07)
------------------------------------------------------------------------------------------------------------------------------
Oak Value Fund       18.93%   -3.12%   18.17%   -0.47%  -24.34%   32.11%    7.97%   -1.37%   14.18%    4.87%      375.09%(B)
S&P 500 Index        28.58%   21.04%   -9.10%  -11.89%  -22.10%   28.68%   10.88%    4.91%   15.79%    5.49%      345.23%(B)
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURNS(A)
--------------------------------------------------------------------------------------
                                      FOR THE PERIODS ENDED DECEMBER 31, 2007
                           -----------------------------------------------------------
                                                                              SINCE
                           ONE YEAR   THREE YEARS  FIVE YEARS   TEN YEARS   INCEPTION*
--------------------------------------------------------------------------------------
Oak Value Fund........       4.87%       5.70%       10.99%        5.62%      10.99%
S&P 500 Index.........       5.49%       8.62%       12.83%        5.91%      10.50%
--------------------------------------------------------------------------------------

*     Inception date of the Oak Value Fund was January 18, 1993.

(A) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(B)   Not annualized.

OAK VALUE FUND
PORTFOLIO INFORMATION
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
DISTRIBUTION BY BUSINESS CATEGORY (% OF NET ASSETS)

                    [PIE CHART OMITTED]

      Consumer Related                         20.1%
      Finance Related                          30.5%
      Health Care                               9.2%
      Industrials                              13.9%
      Information Technology                   19.1%
      Materials                                 4.8%
      Cash Equivalents                          2.4%

TEN LARGEST HOLDINGS

      COMPANY                            % OF NET ASSETS
      --------------------------------------------------
      Berkshire Hathaway, Inc. - Class A       9.87%
      United Technologies Corp.                6.10%
      American Express Co.                     6.03%
      Cadbury Schweppes PLC - ADR              6.00%
      3M Co.                                   5.60%
      Microsoft Corp.                          5.31%
      Medtronic, Inc.                          5.11%
      E.W. Scripps Co. (The) - Class A         4.89%
      E.I. du Pont de Nemours and Co.          4.78%
      Oracle Corp.                             4.78%

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS -- 97.6%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY -- 14.1%
   129,300     Coach, Inc.(A) .................................    $  3,953,994
   129,495     E.W. Scripps Co. (The) - Class A ...............       5,828,570
    64,050     Harley Davidson, Inc. ..........................       2,991,775
    54,275     Tiffany & Co. ..................................       2,498,278
    33,787     Viacom, Inc. - Class B (A) .....................       1,483,925
                                                                   ------------
                                                                     16,756,542
                                                                   ------------
               CONSUMER STAPLES -- 6.0%
   144,800     Cadbury Schweppes PLC - ADR ....................       7,148,776
                                                                   ------------
               FINANCIALS -- 30.5%
    75,575     AFLAC, Inc. ....................................       4,733,262
    91,400     Ambac Financial Group, Inc. ....................       2,355,378
   138,050     American Express Co. ...........................       7,181,361
    56,450     AON Corp. ......................................       2,692,100
        83     Berkshire Hathaway, Inc. - Class A (A) .........      11,752,800
    51,550     Capital One Financial Corp. ....................       2,436,253
    74,750     Moody's Corp. ..................................       2,668,575
    66,350     Willis Group Holdings Ltd. .....................       2,519,310
                                                                   ------------
                                                                     36,339,039
                                                                   ------------
               HEALTH CARE -- 9.2%
    73,200     Johnson & Johnson ..............................       4,882,440
   120,950     Medtronic, Inc. ................................       6,080,157
                                                                   ------------
                                                                     10,962,597
                                                                   ------------
               INDUSTRIALS -- 13.9%
    79,075     3M Co. .........................................       6,667,604
    37,650     United Parcel Services - Class B ...............       2,662,608
    94,875     United Technologies Corp. ......................       7,261,733
                                                                   ------------
                                                                     16,591,945
                                                                   ------------
               INFORMATION TECHNOLOGY -- 19.1%
   151,625     eBay, Inc.(A) ..................................       5,032,434
   136,124     Fidelity National Information Services, Inc. ...       5,661,397
   177,725     Microsoft Corp. ................................       6,327,010
   252,075     Oracle Corp. (A) ...............................       5,691,854
                                                                   ------------
                                                                     22,712,695
                                                                   ------------
               MATERIALS -- 4.8%
   129,200     E.I. du Pont de Nemours and Co. ................       5,696,428
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $90,985,303) ........     $116,208,022
                                                                   ------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     CASH EQUIVALENTS -- 0.2%                                VALUE
--------------------------------------------------------------------------------
   228,471     First American Government Obligations Fund -
               Class Y (Cost $228,471) ........................    $    228,471
                                                                   ------------
               TOTAL INVESTMENTS AT VALUE -- 97.8%
               (Cost $91,213,774) .............................    $116,436,493

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.2% ..       2,646,304
                                                                   ------------

               NET ASSETS -- 100.0% ...........................    $119,082,797
                                                                   ============

(A)   Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
   At cost ...................................................    $  91,213,774
                                                                  =============
   At market value (Note 1) ..................................    $ 116,436,493
Receivable for investment securities sold ....................        3,154,177
Receivable for capital shares sold ...........................            7,849
Dividends receivable .........................................           45,502
Other assets .................................................           36,049
                                                                  -------------
   TOTAL ASSETS ..............................................      119,680,070
                                                                  -------------

LIABILITIES
Payable for capital shares redeemed ..........................          458,108
Accrued investment advisory fees (Note 3) ....................           94,345
Payable to administrator (Note 3) ............................           17,299
Other accrued expenses and liabilities .......................           27,521
                                                                  -------------
   TOTAL LIABILITIES .........................................          597,273
                                                                  -------------

NET ASSETS ...................................................    $ 119,082,797
                                                                  =============

Net assets consist of:
Paid-in capital ..............................................    $  91,465,619
Accumulated net investment loss ..............................          (98,726)
Accumulated net realized gains from security transactions ....        2,493,185
Net unrealized appreciation on investments ...................       25,222,719
                                                                  -------------
Net assets ...................................................    $ 119,082,797
                                                                  =============

Shares of beneficial interest outstanding (unlimited number
    of shares authorized, no par value).. ....................        5,264,951
                                                                  =============

Net asset value, offering price and redemption price
   per share (A) .............................................    $       22.62
                                                                  =============

(A) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 1).

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2007 (UNAUDITED)
================================================================================
INVESTMENT INCOME
Dividends ...................................................      $    808,752
                                                                   ------------

EXPENSES
Investment advisory fees (Note 3) ...........................           603,099
Transfer agent and shareholder services fees (Note 3) .......            61,640
Administration fees (Note 3) ................................            56,222
Trustees' fees and expenses .................................            46,403
Postage and supplies ........................................            26,605
Professional fees ...........................................            22,771
Fund accounting fees (Note 3) ...............................            18,634
Registration fees ...........................................            13,419
Insurance expense ...........................................            13,125
Compliance service fees (Note 3) ............................            10,654
Custodian fees ..............................................            10,052
Printing of shareholder reports .............................             6,098
Interest expense (Note 4) ...................................               559
Other expenses ..............................................            18,197
                                                                   ------------
   TOTAL EXPENSES ...........................................           907,478
                                                                   ------------

NET INVESTMENT LOSS .........................................           (98,726)
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions ...............        12,977,245
Net change in unrealized appreciation/
   depreciation on investments ..............................       (18,528,607)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...........        (5,551,362)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ..................      $ (5,650,088)
                                                                   ============

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                           SIX MONTHS
                                                                              ENDED             YEAR
                                                                           DECEMBER 31,        ENDED
                                                                              2007            JUNE 30,
                                                                           (UNAUDITED)          2007
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...............................................    $     (98,726)    $    (259,562)
   Net realized gains from security transactions .....................       12,977,245        43,370,966
   Net change in unrealized appreciation/depreciation on investments .      (18,528,607)       (8,062,465)
                                                                          -------------     -------------
Net increase (decrease) in net assets from operations ................       (5,650,088)       35,048,939
                                                                          -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ........................................               --              (446)
   From net realized gains from security transactions ................      (10,479,253)      (43,116,232)
                                                                          -------------     -------------
Net decrease in net assets from distributions to shareholders ........      (10,479,253)      (43,116,678)
                                                                          -------------     -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................        2,140,578        17,453,371
   Reinvestment of distributions to shareholders .....................       10,212,994        42,229,998
   Proceeds from redemption fees collected (Note 1) ..................            3,744            63,530
   Payments for shares redeemed ......................................      (19,484,643)     (110,363,326)
                                                                          -------------     -------------
Net decrease in net assets from capital share transactions ...........       (7,127,327)      (50,616,427)
                                                                          -------------     -------------

NET DECREASE IN NET ASSETS ...........................................      (23,256,668)      (58,684,166)

NET ASSETS
   Beginning of period ...............................................      142,339,465       201,023,631
                                                                          -------------     -------------
   End of period .....................................................    $ 119,082,797     $ 142,339,465
                                                                          =============     =============

ACCUMULATED NET INVESTMENT LOSS ......................................    $     (98,726)    $          --
                                                                          =============     =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................           85,887           594,036
   Shares reinvested .................................................          455,937         1,587,288
   Shares redeemed ...................................................         (793,192)       (3,844,593)
                                                                          -------------     -------------
   Net decrease in shares outstanding ................................         (251,368)       (1,663,269)
   Shares outstanding, beginning of period ...........................        5,516,319         7,179,588
                                                                          -------------     -------------
   Shares outstanding, end of period .................................        5,264,951         5,516,319
                                                                          =============     =============

See accompanying notes to financial statements.

OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
============================================================================================================================
                                       SIX MONTHS
                                         ENDED            YEAR          YEAR           YEAR           YEAR           YEAR
                                       DECEMBER 31,      ENDED         ENDED          ENDED          ENDED          ENDED
                                          2007          JUNE 30,      JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                       (UNAUDITED)        2007          2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period .............    $    25.80     $    28.00     $    30.82     $    29.02     $    25.58     $    24.92
                                       ----------     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment
operations:
  Net investment income (loss) ....         (0.02)         (0.05)          0.08          (0.12)         (0.15)         (0.07)
  Net realized and unrealized gains
     (losses) on investments ......         (1.08)          6.61          (0.60)          1.92           3.59           0.73
                                       ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ..         (1.10)          6.56          (0.52)          1.80           3.44           0.66
                                       ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
  From net investment income ......            --          (0.00)(A)      (0.08)            --             --             --
  From net realized gains from
     security transactions ........         (2.08)         (8.77)         (2.22)            --             --             --
                                       ----------     ----------     ----------     ----------     ----------     ----------
Total distributions ...............         (2.08)         (8.77)         (2.30)            --             --             --
                                       ----------     ----------     ----------     ----------     ----------     ----------

Proceeds from redemption
  fees collected (Note 1) .........          0.00(A)        0.01           0.00(A)        0.00(A)        0.00(A)          --
                                       ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ..    $    22.62     $    25.80     $    28.00     $    30.82     $    29.02     $    25.58
                                       ==========     ==========     ==========     ==========     ==========     ==========

Total return(B) ...................        (4.20%)(C)     25.03%         (1.66%)         6.20%         13.45%          2.65%
                                       ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's)    $  119,083     $  142,339     $  201,024     $  248,782     $  259,488     $  272,582
                                       ==========     ==========     ==========     ==========     ==========     ==========

Ratio of expenses to
  average net assets ..............         1.36%(D)       1.35%          1.29%          1.25%          1.25%          1.36%

Ratio of net investment income
  (loss) to average net assets ....        (0.15%)(D)     (0.16%)         0.24%         (0.39%)        (0.52%)        (0.33%)

Portfolio turnover rate ...........           30%(C)         44%            29%            29%            24%            28%

(A)   Amount rounds to less than $0.01 per share.

(B) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007 (UNAUDITED)
================================================================================

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Oak Value Fund (the "Fund") is a diversified series of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940 was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended December 31, 2007 and June 30, 2007, proceeds from redemption fees totaled $3,744 and $63,530, respectively.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These "book/tax" differences are either

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid during the six months ended December 31, 2007 was $268,376 of ordinary income and $10,210,877 of long-term capital gains. The tax character of distributions paid during the year ended June 30, 2007 was $5,256,740 of ordinary income and $37,859,938 of long-term capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date.

SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as December 31, 2007:

--------------------------------------------------------------------------------
Tax cost of portfolio investments ......................           $ 91,314,470
                                                                   ============
Gross unrealized appreciation ..........................           $ 28,606,231
Gross unrealized depreciation ..........................             (3,484,208)
                                                                   ------------
Net unrealized appreciation ............................           $ 25,122,023
Accumulated ordinary loss ..............................                (98,726)
Other gains ............................................              2,593,881
                                                                   ------------
Total distributable earnings ...........................           $ 27,617,178
                                                                   ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund's net asset value calculations as late as the Fund's last such calculation in the first required financial statement reporting period. As a result, the Fund has adopted FIN 48 with this Semi-Annual report. Based on management's analysis, the adoption of FIN 48 did not have a material impact on the financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The statute of limitations on the Fund's tax returns remains open for the years ended June 30, 2005 through June 30, 2007. Additionally, management does not anticipate FIN 48 having a material impact on the financial statements for the year ended June 30, 2008.

2.    INVESTMENT TRANSACTIONS

During the six months ended December 31, 2007, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $39,419,043 and $59,750,269, respectively.

3.    TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,  Inc. (the
"Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets.

Certain Trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting services agent. Such Trustees and officers receive no direct payments or fees from the Trust for serving as officers.

Under the terms of an Administration Agreement with the Trust, Ultimus provides internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $50 million, .075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month.

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the six months ended December 31, 2007, Ultimus was paid $23,249 of transfer agent and shareholder services fees.

The Fund has entered into agreements with certain financial intermediaries to provide record keeping, processing, shareholder communications and other services to the Fund. These services would be provided by the Fund if the shares were held in accounts registered directly with the Fund's transfer agent.
Accordingly, the Fund pays a fee to such service providers in an amount equivalent to or less than the per account fee paid to the transfer agent. During the six months ended December 31, 2007, the Fund paid $38,391 for such services. These fees are included as "Transfer agent and shareholder services fees" on the Statement of Operations.

Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal Securities Laws to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $1,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets from $100 million to $500 million, .005% of such assets from $500 million to $1 billion and .0025% of such assets in excess of $1 billion. In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses, if any, relating to these compliance services.

4.    BANK LINE OF CREDIT

The Fund has an unsecured $25,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to Prime Rate minus 0.50%. During the six months ended December 31, 2007, the Fund incurred $559 of interest expense related to borrowings under the line of credit. Average debt outstanding during the six months ended December 31, 2007 was $15,072. As of December 31, 2007, the Fund had no outstanding borrowings.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

OAK VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2007) and held until the end of the period (December 31, 2007).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales charges. However, a redemption fee of 2% is applied on the sale of shares sold within 90 days of the date of purchase. The redemption fee does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                 Beginning         Ending
                               Account Value    Account Value     Expenses Paid
                               July 1, 2007   December 31, 2007   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return      $1,000.00        $  958.00            $6.71
Based on Hypothetical 5%
   Return (before expenses)      $1,000.00        $1,018.35            $6.92
--------------------------------------------------------------------------------

*     Expenses  are  equal to the  annualized  expense  ratio  of 1.36%  for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 184/365 (to reflect the one-half year period).

OAK VALUE FUND
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-622-2474, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-622-2474, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge upon request, by calling 1-800-622-2474. Furthermore, you will be able to obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OAK VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees of the Trust, with the Independent Trustees voting separately, has approved the continuance of the Fund's Investment Advisory Agreement (the "Agreement") with the Adviser. Approval took place at a meeting held on November 13, 2007, at which all of the Trustees were present.

The Independent Trustees were advised by counsel of their fiduciary obligations in approving the Agreement, and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement will continue to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and theAdviser; (iii) the costs of the services provided and the profits realized by theAdviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's portfolio managers, research staff and support personnel and the operations and ownership of the Adviser. The Trustees also reviewed the responsibilities of theAdviser under theAgreement and considered the quality of the advisory services provided to the Trust, including the Adviser's intensive research process and its practices with regards to shareholder protection, shareholder services and communications, and compliance. The Independent Trustees were advised and supported by counsel experienced in securities matters throughout the process. Prior to voting, the Independent Trustees reviewed and discussed the proposed continuance of theAgreement with management of the Adviser.

The Adviser provided the Board with extensive information to assist the Trustees with analyzing the Fund's performance over various periods. The Fund's returns for periods ended June 30, 2007 were compared to the returns of its benchmark index and similarly managed mutual funds. These analyses and comparisons showed that both the short-term (1 year) performance and the long-term (10-year) performance of the Fund has been superior to the S&P 500 Index and the average of Large Cap Blend Funds as categorized by Morningstar. Based upon their review, the Trustees found that the Adviser has provided high-quality advisory services and has consistently adhered to the stated investment objective and strategies of the Fund.

In reviewing the advisory fees and the total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for other similarly situated mutual funds, categorized both by fund size and by investment style. The Trustees also considered the "fallout benefits" received by the Adviser in its management of the Fund, including certain research services received as a result of placement of the Fund's brokerage, but, given the amounts involved, viewed these as secondary factors in connection with the reasonableness of the advisory fees being paid by the Fund. The Trustees concluded that, based upon the investment strategies and the long-term performance of the Fund, the advisory fees paid by the Fund are reasonable.

The Trustees reviewed a recent balance sheet of the Adviser and a statement of the Adviser's revenues and estimated expenses with respect to its management of the Fund during the Fund's fiscal year ended June 30, 2007. The Trustees also reviewed the Fund's brokerage costs and determined that the brokerage commissions negotiated by the Adviser on behalf of the Fund are competitive with industry averages.

OAK VALUE FUND
APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
(CONTINUED)
================================================================================

The Independent Trustees concluded that: (i) based on the long-term performance and risk characteristics of the Fund, the effectiveness of the Fund in achieving its stated objective, and the Adviser's proactive stance regarding shareholder protections, compliance and communication to shareholders, they believe the Adviser has provided high quality services; (ii) the Fund has provided investors with good investment returns, as its performance for one year, ten years and since inception (computed over periods ended June 30, 2007) exceeded the returns of its benchmark, the S&P 500 Index; (iii) in their view, the nature of the research services provided by the Adviser, which are broad and sophisticated, are necessary to manage the Fund; (iv) although the advisory fees and overall operating expenses of the Fund are in the higher range of fees and expenses for mutual funds of similar size and similar investment goals, the Trustees believe that the scope and quality of services provided by the Adviser, which exceed the norm, support the appropriateness of the advisory fees payable by the Fund; and
(v) given the current and projected asset levels in the Fund, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees also reviewed and considered the profitability of the Adviser with regards to its management of the Fund, concluding that the Adviser's profitability was not excessive given the high quality and scope of services provided by the Adviser and the long-term investment performance of the Fund. The Independent Trustees agreed that it is not appropriate to introduce fee breakpoints at the present time. The Trustees noted, however, that if the Fund grows significantly in assets, it may become necessary for the Adviser to consider adding fee breakpoints to the Agreement.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve continuance of the Agreement. Rather, the Independent Trustees concluded, in light of a weighing and balancing of all factors considered, that the advisory fees payable by the Fund under the Agreement are fair and reasonable. The Independent Trustees determined that it would be in the best interests of the Fund and its shareholders for theAdviser to continue to serve as investment adviser and voted to renew the Agreement for an additional annual period.

        OAK VALUE FUND

        INVESTMENT ADVISER
        Oak Value Capital Management, Inc.
        3100 Tower Boulevard, Suite 700
        Durham, North Carolina 27707
        1-800-680-4199
        www.oakvaluefund.com

        ADMINISTRATOR
        Ultimus Fund Solutions, LLC
        225 Pictoria Drive, Suite 450
        Cincinnati, Ohio 45246

        INDEPENDENT REGISTERED PUBLIC
        ACCOUNTING FIRM
        Briggs, Bunting & Dougherty, LLP
        Two Penn Center
        Suite 820
        Philadelphia, Pennsylvania 19102

        CUSTODIAN
        US Bank, N.A.
        425 Walnut Street
        Cincinnati, Ohio 45202

        BOARD OF TRUSTEES
        Joseph T. Jordan, Jr., Chairman
        C. Russell Bryan
        Larry D. Coats, Jr.
        John M. Day
        Charles T. Manatt

        OFFICERS
        Larry D. Coats, Jr., President
        Margaret C. Landis, Vice President
        Robert G. Dorsey, Vice President
        Mark J. Seger, Treasurer/
           Chief Compliance Officer
        John F. Splain, Secretary

This report is for the information of the shareholders of the Oak Value Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's governance, nomination and compensation committee will consider shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing and addressed to the committee at the registrant's offices. The committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Oak Value Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry D. Coats, Jr.
                           -----------------------------------------------------
                                    Larry D. Coats, Jr., President

Date          February 21, 2008
      ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry D. Coats, Jr.
                           -----------------------------------------------------
                                    Larry D. Coats, Jr., President

Date          February 21, 2008
      ---------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          February 21, 2008
      ---------------------------------

* Print the name and title of each signing officer under his or her signature.